Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities

Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2017		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Operating leases(a)	1,452	294	407	284	467

Irrevocable purchase commitments(b)

∎ given(c)	5,500	3,101	1,021	483	895

∎ received	(181)	(87)	(56)	(10)	(28)

Research and development license agreements

∎ commitments related to R&D and other commitments(d)	951	577	342	10	22

∎ potential milestone payments(e)	1,907	84	246	941	636

Firm commitments under the agreement with BMS(f)	97	97	-	-	-
Total	9,726	4,066	1,960	1,708	1,992

(a)	Operating leases as of December 31, 2017 include €127 million of commitments given to joint ventures.
(b)

These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2016, irrevocable commitments amounted to €4,192 million given and €(229) million received (excluding the Animal Health business).

(c)	Irrevocable purchase commitments given as of December 31, 2017 include €1,207 million of commitments to joint ventures.
(d)	Commitments related to R&D, and other commitments, amounted to €1,572 million as of December 31, 2016 (excluding the Animal Health business).
(e)

This line includes only potential milestone payments on projects regarded as reasonably possible, i.e. on projects in the development phase. Potential milestone payments as of December 31, 2016 amounted to €2,072 million (excluding the Animal Health business).

(f)	See Note C.2.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2017		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,010	7	8,003	-	-

Summary of Amount of Guarantees Given and Received

The table below shows the amount of guarantees given and received:

(€ million)	2017	2016	2015
Guarantees given:	2,986	3,946	3,972
∎ Guarantees provided to banks in connection with credit facilities	1,318	2,189	2,260

∎ Other guarantees given	1,668	1,757	1,712
Guarantees received	(181)	(211)	(187)